Equity-accounted Investments	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Equity-accounted Investments

Equity-accounted Investments
In December 2015, Teekay LNG entered into a joint venture agreement with Nogaholding, GIC, and Samsung to form a joint venture, the Bahrain LNG Joint Venture, for the development of an LNG receiving and regasification terminal in Bahrain and the supply of a FSU vessel. The Bahrain LNG Joint Venture is a joint venture between Nogaholding (30%), Teekay LNG (30%), GIC (24%), and Samsung (16%). The project will include an offshore LNG receiving jetty and breakwater, an adjacent regasification platform, subsea gas pipelines from the platform to shore, an onshore gas receiving facility, and an onshore nitrogen production facility with a total LNG terminal capacity of 800 million standard cubic feet per day and will be owned and operated under a 20-year agreement commencing in early-2019 with an estimated fully built-up cost of approximately $960.0 million which is expected to be funded by the Bahrain LNG Joint Venture through a combination of equity capital and project-level debt through a consortium of regional and international banks. In addition, Teekay LNG will supply a FSU vessel in connection with this project, which will be modified from one of the nine MEGI LNG carrier newbuildings ordered from DSME through a 20-year time-charter contract with the Bahrain LNG Joint Venture (see Note 3a).

As at December 31, 2016, Teekay LNG had advanced $62.9 million (December 31, 2015 – $nil) to the Bahrain LNG Joint Venture. These advances bear interest at LIBOR plus 1.25% and as at December 31, 2016, the interest accrued on these advances was $0.1 million (December 31, 2015 – $nil).

In October 2014, Teekay Offshore sold a 1995-built shuttle tanker, the Navion Norvegia, to the OOG-TK Libra GmbH & Co KG (or Libra Joint Venture), a 50/50 joint venture with OOG. The vessel is committed to a new FPSO unit conversion for the Libra field located in the Santos Basin offshore Brazil. The conversion project will be completed at Sembcorp Marine’s Jurong Shipyard in Singapore and the FPSO unit is scheduled to commence operations in mid-2017 under a 12-year fixed-rate contract with Petrobras (see Note 15b).

In July 2014, Teekay LNG, entered into a 50/50 joint venture (or the Yamal LNG Joint Venture) with China LNG and ordered six internationally-flagged icebreaker LNG carriers for a project located on the Yamal Peninsula in Northern Russia (or the Yamal LNG Project) (See Note 3e).

In June 2014, Teekay LNG acquired from BG (which was subsequently acquired by Shell) its ownership interests in four 174,000-cubic meter Tri-Fuel Diesel Electric LNG carrier newbuildings, which will be constructed by Hudong-Zhonghua Shipbuilding (Group) Co., Ltd. in China for an estimated total fully built-up cost to the joint venture of approximately $1.0 billion. The vessels, upon delivery, which are scheduled between September 2017 and January 2019, will each operate under 20-year fixed-rate time-charter contracts, plus extension options, with Methane Services Limited, a wholly-owned subsidiary of BG (see Note 3f).

In January 2014, Teekay and Teekay Tankers formed TIL, which seeks to opportunistically acquire, operate and sell modern second-hand tankers to benefit from an expected recovery in the current cyclical low of the tanker market. Teekay and Teekay Tankers in the aggregate purchased 5.0 million shares of common stock, representing an initial 20% interest in TIL, as part of a $250 million private placement by TIL, which represents a total investment by Teekay and Teekay Tankers of $50.0 million. In October 2014, Teekay Tankers acquired an additional 0.9 million common shares in TIL, representing 2.43% of the then outstanding share capital of TIL. In October 2014, TIL authorized a share repurchase program for up to $30 million and in September 2015, TIL authorized an increase in its share repurchase program to $60 million. As of December 31, 2016, TIL has repurchased $87.6 million of its shares at an average price of NOK 88.31 per share. The Company’s combined interests of Teekay and Teekay Tankers in TIL were 19.55% as at December 31, 2016 (December 31, 2015 - 17.62%) (see Note 3h). As of December 31, 2016, the aggregate value of the Company's investment in TIL, based on the quoted market price of TIL's common stock on the Oslo Stock Exchange was $24.7 million (December 31, 2015 - $72.8 million).

In June 2013, Teekay Offshore completed the acquisition from Teekay of its 50% interest in a FPSO unit, the Cidade de Itajai (or Itajai). The Itajai FPSO has been operating on the Baúna and Piracaba (previously named Tiro and Sidon) fields in the Santos Basin offshore Brazil since February 2013 under a nine-year fixed-rate time-charter contract, plus extension options, with Petrobras. The remaining 50% interest in the Itajai FPSO unit is owned by OOG.

In February 2013, Teekay LNG entered into a joint venture agreement with Exmar to own and charter-in LPG carriers with a primary focus on the mid-size gas carrier segment. Exmar LPG BVBA (or the Exmar LPG Joint Venture), took economic effect as of November 1, 2012 and, as of December 31, 2016, its fleet included 19 LPG carriers and four LPG carrier newbuildings scheduled for delivery in 2017 and 2018. For Teekay LNG’s 50% ownership interest in the joint venture, including newbuilding payments made prior to the November 1, 2012 economic effective date of the joint venture, Teekay LNG invested $133.1 million in exchange for equity and a shareholder loan and assumed approximately $108 million of its pro rata share of existing debt and lease obligations as of the economic effective date. These debt and lease obligations are secured by certain vessels in the Exmar LPG Joint Venture fleet. The excess of the book value of net assets acquired over Teekay LNG’s investment in the Exmar LPG Joint Venture, which amounted to approximately $6.0 million, has been accounted for as an adjustment to the value of the vessels, charter agreements and lease obligations of the Exmar LPG Joint Venture and recognition of goodwill, in accordance with the final purchase price allocation. Control of the Exmar LPG Joint Venture is shared equally between Exmar and Teekay LNG. Teekay LNG accounts for its investment in the Exmar LPG Joint Venture using the equity method.

Teekay LNG has a 52% ownership interest in the joint venture between Marubeni Corporation and Teekay LNG (or the Teekay LNG-Marubeni Joint Venture), which owns six LNG carriers. Since control of the Teekay LNG-Marubeni Joint Venture is shared jointly between Marubeni and Teekay LNG, Teekay LNG accounts for its investment in the Teekay LNG-Marubeni Joint Venture using the equity method.

Teekay LNG has a 33% ownership interest in the Angola Joint Venture that owns four newbuilding 160,400-cubic meter LNG carriers (or the Angola LNG Carriers). The Angola LNG Carriers are chartered at fixed rates to the Angola LNG Project. The High-Q Joint Venture is a joint venture arrangement between Teekay Tankers and Wah Kwong Maritime Transport Holdings Limited (or Wah Kwong) whereby Teekay Tankers holds a 50% interest. The RasGas 3 Joint Venture is a joint venture arrangement between Teekay LNG and QGTC Nakilat (1643-6) Holdings Corporation whereby Teekay LNG holds a 40% interest. The RasGas 3 Joint Venture owns four LNG carriers and related long-term fixed-rate time charters to service the expansion of a LNG project in Qatar. Teekay LNG has ownership interests ranging from 49% to 50% in its joint ventures with Exmar (or the Exmar LNG Joint Venture) which owns two LNG carriers that are chartered out under long term contracts.

In November 2011, Teekay acquired a 40% interest in a recapitalized Sevan for approximately $25 million. Sevan owns (i) two partially-completed hulls available for upgrade to FPSOs or other offshore projects; (ii) a licensing agreement with ENI SpA; (iii) an engineering and offshore project development business; and (iv) intellectual property rights, including offshore unit design patents. As of December 31, 2016, the aggregate value of the Company’s 43% interest (43% interest —December 31, 2015) in Sevan, based on the quoted market price of Sevan’s common stock on the Oslo Stock Exchange, was $44.9 million ($44.9 million – December 31, 2015).

A condensed summary of the Company’s investments in equity-accounted investees by segment is as follows (in thousands of U.S. dollars, except percentages):

		As at December 31,
Investments in Equity-accounted Investees (1)	Ownership Percentage	2016 $	2015 $
Teekay Offshore - Offshore Production
Libra Joint Venture	50%	69,972	17,952
Itajai	50%	71,827	59,692
Teekay LNG - Liquefied Gas
Angola LNG Carriers	33%	63,673	56,203
BG (note 3f)	20% - 30%	33,594	25,574
Exmar LNG Joint Venture	50%	79,577	77,844
Exmar LPG Joint Venture	50%	165,064	163,730
RasGas3 Joint Venture	40%	173,037	160,684
Teekay LNG - Marubeni Joint Venture	52%	294,764	283,589
Yamal LNG Joint Venture (note 3e)	50%	152,927	100,084
Bahrain LNG Joint Venture	30%	64,003	—
Teekay Tanker - Conventional Tankers
TIL (note 3h)	11%	47,710	44,195
High Q Joint Venture	50%	22,025	21,166
Teekay Parent - Offshore Production
Sevan	43%	22,180	22,581
Teekay Parent - Conventional Tankers
TIL (note 3h)	8%	36,699	34,224
Other	50%	2,802	16,072
		1,299,854	1,083,590

(1)
Investments in equity-accounted investees is presented in prepaid expenses and other, loans to equity-accounted investees, equity-accounted investments and accrued liabilities and other in the Company’s consolidated balance sheets.

A condensed summary of the Company’s financial information for equity-accounted investments (18% to 52% owned) shown on a 100% basis are as follows:

	As at December 31,
	2016	2015
Cash and restricted cash	500,355	386,727
Other assets - current	150,378	162,414
Vessels and equipment	4,655,170	3,936,718
Net investment in direct financing leases	1,776,954	1,813,991
Other assets - non-current	74,096	80,987
Current portion of long-term debt and obligations under capital lease	360,942	345,336
Other liabilities - current and obligations under capital lease	160,312	162,076
Long-term debt and obligations under capital lease	4,208,214	3,459,187
Other liabilities - non-current	213,060	447,947

	Year Ended December 31,
	2016	2015	2014 (1)
Revenues	882,650	985,318	998,655
Income from vessel operations	365,472	433,023	454,135
Realized and unrealized (loss) gain on derivative instruments	(10,900)	(38,955)	(58,884)
Net income	239,766	275,259	300,837

Certain of the comparative figures have been adjusted to conform to the presentation adopted in the current year.
(1)The results included for TIL are from the date of incorporation in January 2014.

For the year ended December 31, 2016, the Company recorded equity income of $85.6 million (2015 – $102.9 million and 2014 - $128.1 million). The income was primarily comprised of the Company’s share of net income (loss) from the Teekay LNG-Marubeni Joint Venture, Angola LNG Project, the RasGas 3 Joint Venture, Exmar LNG Joint Venture, Exmar LPG BVBA, and from the interest in the Itajai. For the year ended December 31, 2016, $8.7 million of the equity gain related to the Company’s share of unrealized gain (loss) on interest rate swaps associated with these projects (2015 – $5.9 million and 2014 - $1.1 million).